Shareholder Report	12 Months Ended	106 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000156214
Shareholder Report [Line Items]
Fund Name	Virtus Reaves Utilities ETF
Class Name	UTES
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents.You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Commentary by Reaves Asset Management

For the fiscal year ended July 31, 2024, the Fund at NAV returned 19.12%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 22.15%, and the S&P 500® Utilities Index, which serves as the style-specific index, returned 12.36%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 9/23/15
Virtus Reaves Utilities ETF - NAV	19.12	9.41	11.73
Virtus Reaves Utilities ETF - Market	19.24	9.41	11.74
S&P 500® Index	22.15	15.00	14.60
S&P 500® Utilities Index	12.36	7.57	10.03

Performance Inception Date		Sep. 23, 2015
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 110,947,656	$ 110,947,656
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 292,253
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTIC (as of July 31, 2024)

Fund net assets	$110,947,656
Total number of portfolio holdings	19
Total advisory fees paid	$292,253
Portfolio turnover rate	51%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	100.00%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2024.

Material Fund Change [Text Block]